Cover	Sep. 14, 2026
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Information [Line Items]
Entity Registrant Name	Haymaker Acquisition Corp V
Entity Central Index Key	0002111838
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1899739
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	515 North Flagler Drive
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
Entity Phone Fax Numbers [Line Items]
City Area Code	929
Local Phone Number	280-1912
Business Contact [Member]
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	515 North Flagler Drive
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
Entity Phone Fax Numbers [Line Items]
City Area Code	929
Local Phone Number	280-1912